Fair Value Measurements - Summary of change in fair value of private placement warrant liability (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value, Beginning Balance			$ 433	$ 442	$ 422
Change in fair value		$ (367)		(9)	20
Fair value, Ending Balance				$ 433	$ 442
Private Placement Warrant Liability
Fair value, Beginning Balance	$ 1,862
Change in fair value	(367)
Fair value, Ending Balance	$ 1,495	$ 1,495	$ 1,495